Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	1-10596
Entity Registrant Name	ESCO TECHNOLOGIES INC.
Entity Central Index Key	0000866706
Entity Tax Identification Number	43-1554045
Entity Incorporation, State or Country Code	MO
Entity Address, Address Line One	645 Maryville Centre Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63141-5855
City Area Code	314
Local Phone Number	213-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ESE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false